UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

CERTIFIED QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

	Investment Company Act file number:	811-06477

	Exact name of registrant as specified in charter:	SM&R INVESTMENTS, INC.

	Address or principal executive offices:	2450 South Shore Blvd., Suite 400, League City, TX 77573

	Name and address of agent for service:	Securities Management and Research, Inc.
		P.O. Box 58969, Houston, TX 77258-8969

	Registrant's telephone number, including area code:	1-800-231-4639

	Date of fiscal year end:	8/31

	Date of reporting period:	11/30/2009

	Item 1. Schedule of Investments

SM&R GROWTH FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

	SCHEDULE OF INVESTMENTS			November 30, 2009		(Unaudited)
	SM&R GROWTH FUND

	COMMON STOCKS			Shares		Value

	CONSUMER DISCRETIONARY --
	HOTELS, RESTAURANTS & LEISURE --	0.40%
	Starwood Hotels & Resorts Worldwide, Inc.			8,685		$ 278,094

	HOUSEHOLD DURABLES --	0.44%
	Newell Rubbermaid Inc.			20,880		302,969

MEDIA --		1.03%
	Walt Disney Co. (The)			23,535		711,228

	MULTILINE RETAIL --	0.65%
	J.C. Penney Co., Inc.			9,630		276,766
Target Corp.				3,600		167,616
						444,382
	SPECIALTY RETAIL --	2.39%
	Bed Bath & Beyond Inc. *			7,200		268,992
	Best Buy Co., Inc.			15,300		655,299
	Home Depot, Inc. (The)			11,700		320,112
	Limited Brands, Inc.			8,100		134,379
	Lowe's Companies, Inc.			12,060		263,029
						1,641,811

			TOTAL CONSUMER DISCRETIONARY --	4.91%		3,378,484

	CONSUMER STAPLES --
	BEVERAGES --	3.34%
	Coca-Cola Co. (The)			21,600		1,235,520
	PepsiCo, Inc.			17,100		1,063,962
						2,299,482
	FOOD & STAPLES RETAILING --	1.53%
	CVS Caremark Corp.			18,000		558,180
	Wal-Mart Stores, Inc.			9,000		490,950
						1,049,130
	HOUSEHOLD PRODUCTS --	2.12%
	Procter & Gamble Co. (The)			23,400		1,458,990

	TOBACCO --
	Philip Morris International Inc.	0.56%		7,988		384,143

			TOTAL CONSUMER STAPLES --	7.55%		5,191,745

	ENERGY --
	ENERGY EQUIPMENT & SERVICES --	3.62%
	Baker Hughes Inc.			12,600		513,324
Noble Corp.				11,700		483,327
	Schlumberger Ltd.			15,300		977,517
	Transocean Ltd. *			2,700		230,553
	Weatherford International Ltd. *			16,920		282,564
						2,487,285
	OIL, GAS & CONSUMABLE FUELS --	9.15%
	Anadarko Petroleum Corp.			9,540		567,916
	BP PLC ADR			10,530		602,105
	Chevron Corp.			14,782		1,153,587
	El Paso Corp.			41,220		394,063
	Exxon Mobil Corp.			40,500		3,040,335
	Royal Dutch Shell PLC, ADR			9,000		537,840
						6,295,846

			TOTAL ENERGY --	12.77%		8,783,131

	EXCHANGE TRADED FUNDS --	7.64%
	Powershares QQQ			103,000		4,486,680
	SPDR Trust Series 1			7,000		769,160
						5,255,840

			TOTAL EXCHANGE TRADED FUNDS --	7.64%		5,255,840

	FINANCIALS --
	CAPITAL MARKETS --	3.31%
	Bank of New York Mellon Corp.			18,450		491,508
	Charles Schwab Corp. (The)			26,460		485,012
	Goldman Sachs Group, Inc. (The)			3,600		610,776
	Morgan Stanley			13,500		426,330
	State Street Corp.			6,300		260,190
						2,273,816
	COMMERCIAL BANKS --	2.83%
	PNC Financial Services Group, Inc.			16,200		923,562
	U.S. Bancorp			18,000		434,340
	Wells Fargo & Co.			21,131		592,513
						1,950,415
	CONSUMER FINANCE --	0.88%
	American Express Co.			4,500		188,235
	Discover Financial Services			6,750		104,355
	NYSE Euronext			12,450		314,736
						607,326
	DIVERSIFIED FINANCIAL SERVICES --	1.43%
	Bank of America Corp.			17,367		275,267
	Citigroup Inc.			34,700		142,617
	JPMorgan Chase & Co.			13,298		565,032
						982,916
	INSURANCE --	2.37%
	Allstate Corp. (The)			5,670		161,085
	Aspen Insurance Holdings Ltd.			9,315		241,352
	Brown & Brown, Inc.			11,160		199,206
	Hartford Financial Services Group, Inc. (The)			7,560		184,917
	Principal Financial Group, Inc.			8,100		205,659
	Prudential Financial, Inc.			7,650		381,352
	RenaissanceRe Holdings Ltd.			4,860		258,941
						1,632,512

			TOTAL FINANCIALS --	10.82%		7,446,985

	HEALTH CARE --
	BIOTECHNOLOGY --	4.20%
Amgen Inc. *				5,400		304,290
	Celgene Corp. *			16,560		918,252
	Facet Biotech Corp. *			2,628		43,152
	Genzyme Corp. *			10,800		547,560
	Gilead Sciences, Inc. *			21,600		994,680
	PDL BioPharma Inc.			13,140		85,410
						2,893,344
	HEALTH EQUIPMENT & SUPPLIES --	1.92%
	Covidien PLC			4,185		195,942
	Given Imaging Ltd.			33,300		570,096
	Hologic, Inc. *			16,200		234,414
	Varian Medical Systems, Inc. *			6,840		319,702
						1,320,154

	HEALTH CARE PROVIDERS & SERVICES --	0.76%
	DaVita, Inc. *			4,523		267,942
	UnitedHealth Group Inc.			9,000		258,030
						525,972
	LIFE SCIENCES TOOLS & SERVICES --	0.41%
	Thermo Fisher Scientific, Inc. *			5,965		281,727

	PHARMACEUTICALS --	5.93%
	Abbott Laboratories			12,510		681,670
	Cephalon, Inc. *			7,125		391,519
	Endo Pharmaceuticals Holdings Inc. *			10,305		227,019
	Eli Lilly & Co.			37,080		1,361,948
	Merck & Co. Inc.			34,200		1,238,382
Pfizer Inc.				9,751		177,176
						4,077,714

			TOTAL HEALTH CARE --	13.22%		9,098,911

	INDUSTRIALS --
	AEROSPACE & DEFENSE --	5.48%
	Boeing Co. (The)			9,000		471,690
	Goodrich Corp.			18,000		1,068,120
	Honeywell International Inc.			13,050		502,034
	Northrop Grumman Corp.			3,600		197,280
	Rockwell Collins, Inc.			11,700		625,482
	United Technologies Corp.			13,500		907,740
						3,772,346
	AIR FREIGHT & LOGISTICS --	1.38%
FedEx Corp.				4,230		357,224
	United Parcel Service, Inc. (Class B)			10,260		589,642
						946,866
	CONSTRUCTION & ENGINEERING --	0.31%
	Cemex SAB de C.V. ADR *			18,720		211,349

	INDUSTRIAL CONGLOMERATES --	3.00%
3M Co.				9,000		696,960
	General Electric Co.			75,825		1,214,716
	Tyco International Ltd.			4,185		150,116
						2,061,792
	MACHINERY --	2.66%
	Barnes Group Inc.			8,640		134,006
	Caterpillar Inc.			6,750		394,132
	Danaher Corp.			18,400		1,304,928
						1,833,066

			TOTAL INDUSTRIALS --	12.83%		8,825,419

	INFORMATION TECHNOLOGY --
	COMMUNICATIONS EQUIPMENT --	5.82%
	Arris Group Inc. *			20,700		206,793
	Cisco Systems, Inc. *			76,050		1,779,570
Harris Corp.				11,790		517,581
	Motorola, Inc.			27,810		222,758
Nokia ADR				30,690		406,949
	QUALCOMM Inc.			13,500		607,500
	Research In Motion Ltd. *			4,500		260,505
						4,001,656
	COMPUTERS & PERIPHERALS --	5.60%
Apple Inc. *				6,475		1,294,417
EMC Corp. *				27,720		466,528
	Hewlett-Packard Co.			18,450		905,157
	International Business Machines Corp.			9,360		1,182,636
						3,848,738
	ELECTRONIC EQUIPMENT & INSTRUMENTS --	0.35%
	Agilent Technologies, Inc. *			8,370		242,060

	INFORMATION TECHNOLOGY SERVICES --	0.23%
	Amdocs Ltd. *			6,008		158,791

	INTERNET SOFTWARE & SERVICES --	0.29%
	Akamai Technologies, Inc. *			8,190		196,560

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --	3.48%
	Analog Devices, Inc.			14,040		421,060
Intel Corp.				45,000		864,000
	KLA-Tencor Corp.			10,440		326,146
	Linear Technology Corp.			13,680		368,950
	Marvell Technology Group Ltd. *			13,050		201,231
	Maxim Integrated Products, Inc.			12,240		215,424
						2,396,811
	SOFTWARE --	4.55%
Intuit Inc. *				22,320		651,967
	Microsoft Corp.			39,960		1,175,224
Oracle Corp.				59,130		1,305,590
						3,132,781

			TOTAL INFORMATION TECHNOLOGY --	20.32%		13,977,397

	MATERIALS --
	CHEMICALS --	2.13%
	Monsanto Co.			3,488		281,656
	PPG Industries, Inc.			16,200		962,766
Praxair, Inc.				2,700		221,481
						1,465,903
	CONTAINERS & PACKAGING --	0.34%
	Sealed Air Corp.			10,395		231,705

			TOTAL MATERIALS --	2.47%		1,697,608

	TELECOMMUNICATION SERVICES --
	DIVERSIFIED TELECOMMUNICATION SERVICES --	2.14%
AT&T Inc.				24,300		654,642
	Verizon Communications Inc.			25,920		815,443
						1,470,085

	WIRELESS TELECOMMUNICATION SERVICES --	0.22%
	Rogers Communications, Inc.			5,040		152,510

			TOTAL TELECOMMUNICATION SERVICES --	2.36%		1,622,595

	UTILITIES --
	ELECTRIC UTILITIES --	1.39%
	Allegheny Energy, Inc.			6,255		137,485
	Ameren Corp.			8,100		210,519
Exelon Corp.				4,500		216,810
	FPL Group, Inc.			3,600		187,092
	Wisconsin Energy Corp.			4,500		202,950
						954,856
	MULTI-UTILITIES --	0.82%
	Dominion Resources, Inc.			9,000		327,420
	Sempra Energy			4,500		239,130
						566,550

			TOTAL UTILITIES --	2.21%		1,521,406

			TOTAL COMMON STOCK --	97.10%
				(Cost $68,659,688)		66,799,521

	MONEY MARKET FUND
	SM&R Money Market Fund, 0.00% (a)			1,802,452		1,802,452

			TOTAL MONEY MARKET FUND --	2.62%
				(Cost $1,802,452)		1,802,452

			TOTAL INVESTMENTS --	99.72%
				(Cost $70,462,140)		68,601,973

			CASH AND OTHER ASSETS, LESS LIABILITIES --	0.28%		190,646

			NET ASSETS --	100.00%		$ 68,792,619

	* - Non-income producing securities

	ABBREVIATIONS
	ADR - American Depositary Receipt

	Notes to Schedule of Investments
(a) The rate quoted is the annualized seven-day yield of the fund at November 30, 2009. A complete listing of the fund's holdings are included in these financial statements. This fund and the SM&R Growth Fund are affiliated by having the same investment adviser.

	See notes to quarterly schedule of portfolio holdings.

SM&R EQUITY INCOME FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

	SCHEDULE OF INVESTMENTS			November 30, 2009		(Unaudited)
	SM&R EQUITY INCOME FUND

	COMMON STOCKS			Shares		Value

	CONSUMER DISCRETIONARY --
	HOTELS, RESTAURANTS & LEISURE --	2.06%
	McDonald's Corp.			11,000		$ 695,750
	Starwood Hotels & Resorts Worldwide, Inc.			18,000		576,360
						1,272,110
	HOUSEHOLD DURABLES --	1.38%
	Newell Rubbermaid Inc.			20,000		290,200
	Tupperware Brands Corp.			12,000		558,600
						848,800
MEDIA --		0.92%
	CBS Corp. (Class B)			17,900		229,299
	Walt Disney Co. (The)			11,100		335,442
						564,741
	MULTILINE RETAIL --	1.05%
	J.C. Penney Co., Inc			16,800		482,832
Target Corp.				3,500		162,960
						645,792
	SPECIALTY RETAIL --	1.66%
	Foot Locker, Inc.			20,000		189,800
	Limited Brands, Inc.			35,000		580,650
	TJX Companies, Inc. (The)			6,500		249,470
						1,019,920

			TOTAL CONSUMER DISCRETIONARY --	7.07%		4,351,363
	CONSUMER STAPLES --
	BEVERAGES --	2.56%
	Coca-Cola Co. (The)			14,500		829,400
	PepsiCo, Inc.			12,000		746,640
						1,576,040
	FOOD PRODUCTS --	3.74%
	ConAgra Foods, Inc.			31,000		687,890
	H.J. Heinz Co.			14,000		594,300
	Kraft Foods Inc. (Class A)			17,000		451,860
	McCormick & Co., Inc. (b)			16,000		570,880
						2,304,930
	FOOD & STAPLES RETAILING --	1.42%
	Wal-Mart Stores, Inc.			16,000		872,800

	HOUSEHOLD PRODUCTS --	4.46%
	Colgate-Palmolive Co.			8,675		730,348
	Kimberly-Clark Corp.			12,000		791,640
	Procter & Gamble Co. (The)			19,650		1,225,177
						2,747,165
	PERSONAL PRODUCTS --	1.13%
	Alberto-Culver Co.			9,000		253,350
	Avon Products, Inc.			13,000		445,250
						698,600
	TOBACCO --	0.96%
Lorillard, Inc.				2,400		186,984
	Philip Morris International Inc.			8,375		402,754
						589,738

			TOTAL CONSUMER STAPLES --	14.27%		8,789,273
	ENERGY --
	ENERGY EQUIPMENT & SERVICES --	1.95%
	Baker Hughes Inc.			6,850		279,069
	Schlumberger Ltd.			9,500		606,955
	Weatherford International Ltd. *			19,000		317,300
						1,203,324

	OIL, GAS & CONSUMABLE FUELS --	11.90%
	Anadarko Petroleum Corp.			12,000		714,360
	Boardwalk Pipeline Partners, LP			14,500		409,335
	BP PLC ADR			15,000		857,700
	Chevron Corp.			13,101		1,022,402
	Enterprise Products Partners L.P.			12,800		381,312
	Exxon Mobil Corp.			31,000		2,327,170
	Plains All American Pipeline, L.P.			8,000		404,800
	Royal Dutch Shell PLC, ADR			14,000		836,640
	Spectra Energy Corp.			19,300		374,613
						7,328,332

			TOTAL ENERGY --	13.85%		8,531,656
	FINANCIALS --
	CAPITAL MARKETS --	1.99%
	Charles Schwab Corp. (The)			29,500		540,735
	Morgan Stanley			13,250		418,435
	State Street Corp.			6,400		264,320
						1,223,490
	COMMERCIAL BANKS --	4.22%
	Comerica Inc.			18,000		512,460
	PNC Financial Services Group, Inc.			13,219		753,615
	Regions Financial Corp.			17,782		104,203
	U.S. Bancorp			23,000		554,990
	Wells Fargo & Co.			24,000		672,960
						2,598,228
	CONSUMER FINANCE --	0.45%
	NYSE Euronext			11,000		278,080

	DIVERSIFIED FINANCIAL SERVICES --	3.74%
	Bank of America Corp.			47,000		744,950
	Citigroup Inc.			68,400		281,124
	JPMorgan Chase & Co.			30,000		1,274,700
						2,300,774
	INSURANCE --	5.64%
	Allstate Corp. (The)			8,000		227,280
	Arthur J. Gallagher & Co.			13,000		291,200
	Aspen Insurance Holdings Ltd.			20,825		539,576
	Hartford Financial Services Group, Inc. (The)			5,950		145,537
	Marsh & McLennan Companies, Inc.			12,350		278,492
	Principal Financial Group, Inc.			17,050		432,899
	Prudential Financial, Inc.			12,225		609,416
	RenaissanceRe Holdings Ltd.			6,000		319,680
	Travelers Companies, Inc. (The)			12,000		628,680
						3,472,760
	REAL ESTATE INVESTMENT TRUSTS --	4.48%
	AvalonBay Communities, Inc.			3,301		238,464
	Boston Properties Inc.			3,700		247,826
	BRE Properties, Inc.			8,600		269,438
	Duke Realty Corp.			12,000		134,520
HCP, Inc.				7,000		219,100
	Health Care REIT, Inc.			4,500		200,475
	Liberty Property Trust			11,300		334,932
	Mack-Cali Realty Corp.			6,000		184,140
	National Retail Properties Inc.			9,000		180,360
ProLogis				6,000		78,480
	Simon Property Group, Inc,			4,158		302,120
	Weingarten Realty Investors			19,000		368,790
						2,758,645

	THRIFTS & MORTGAGE FINANCE --	0.35%
	New York Community Bancorp, Inc.			16,000		187,040
	TrustCo Bank Corp NY			5,000		30,800
						217,840

			TOTAL FINANCIALS --	20.87%		12,849,817
	HEALTH CARE --
	BIOTECHNOLOGY --	0.70%
	Genzyme Corp. *			4,000		202,800
	Gilead Sciences, Inc. *			5,000		230,250
						433,050
	HEALTH EQUIPMENT & SUPPLIES --	0.29%
	Covidien PLC			3,750		175,575

	PHARMACEUTICALS --	9.13%
	Abbott Laboratories			13,500		735,615
	Eli Lilly & Co.			20,350		747,455
	Johnson & Johnson			26,000		1,633,840
	Merck & Co. Inc.			23,000		832,830
Pfizer Inc.				92,005		1,671,731
						5,621,471

			TOTAL HEALTH CARE --	10.12%		6,230,096
	INDUSTRIALS --
	AEROSPACE & DEFENSE --	2.33%
	Boeing Co. (The)			6,500		340,665
	Northrop Grumman Corp.			4,000		219,200
	United Technologies Corp.			13,000		874,120
						1,433,985
	AIR FREIGHT & LOGISTICS --	0.75%
	United Parcel Service, Inc. (Class B)			8,000		459,760

	COMMERCIAL SERVICES & SUPPLIES --	0.81%
	Pitney Bowes Inc.			11,925		274,752
	Sovran Self Storage, Inc.			7,000		226,240
						500,992
	INDUSTRIAL CONGLOMERATES --	3.75%
3M Co.				10,200		789,888
	General Electric Co.			86,500		1,385,730
	Tyco International Ltd.			3,750		134,513
						2,310,131
	MACHINERY --	0.26%
	Barnes Group Inc.			10,500		162,855

MARINE --		0.37%
	Seaspan Corp.			25,000		227,500

	ROAD & RAIL --	0.56%
	Burlington Northern Santa Fe Corp.			3,500		344,050

			TOTAL INDUSTRIALS --	8.83%		5,439,273
	INFORMATION TECHNOLOGY--
	COMMUNICATIONS EQUIPMENT --	1.45%
Harris Corp.				12,750		559,725
Nokia ADR				8,000		106,080
	QUALCOMM Inc.			5,075		228,375
						894,180
	COMPUTERS & PERIPHERALS --	2.05%
Diebold, Inc.				10,000		251,400
	International Business Machines Corp.			8,000		1,010,800
						1,262,200
	ELECTRONIC EQUIPMENT & INSTRUMENTS --	0.36%
	Tyco Electronics Ltd.			9,450		219,335

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --	1.88%
Intel Corp.				45,000		864,000
	Linear Technology Corp.			11,000		296,670
						1,160,670
	SOFTWARE --	2.15%
	Microsoft Corp.			45,000		1,323,450

			TOTAL INFORMATION TECHNOLOGY---	7.89%		4,859,835
	MATERIALS --
	CHEMICALS --	2.06%
	E. I. du Pont de Nemours and Co.			6,100		210,938
	PPG Industries, Inc.			7,200		427,896
Praxair, Inc.				2,700		221,481
	Sensient Technologies Corp.			16,000		405,440
						1,265,755
	METALS & MINING --	0.30%
Alcoa Inc.				15,000		187,800

	PAPER & FOREST PRODUCTS --	0.38%
	Potlatch Corp.			8,000		235,520

			TOTAL MATERIALS --	2.74%		1,689,075
	TELECOMMUNICATION SERVICES --
	DIVERSIFIED TELECOMMUNICATION SERVICES --	4.82%
AT&T Inc.				48,000		1,293,120
	Frontier Communications Corp.			20,000		158,000
	Verizon Communications Inc.			36,000		1,132,560
	Windstream Corp.			39,000		386,880
						2,970,560

	WIRELESS TELECOMMUNICATION SERVICES --	0.47%
	Rogers Communications, Inc.			9,500		287,470

			TOTAL TELECOMMUNICATION SERVICES --	5.29%		3,258,030
	UTILITIES --
	ELECTRIC UTILITIES --	4.70%
	Allegheny Energy, Inc.			5,000		109,900
	Ameren Corp.			10,900		283,291
	Consolidated Edison, Inc.			11,000		472,010
	Duke Energy Corp.			33,000		550,440
	FPL Group, Inc.			6,500		337,805
PPL Corp.				3,950		120,554
	Pinnacle West Capital Corp.			11,000		385,990
	Progress Energy, Inc.			8,000		312,720
	Southern Co.			10,000		320,900
						2,893,610
	GAS UTILITIES --	1.07%
Nicor Inc.				7,000		274,120
	NiSource Inc.			27,000		384,750
						658,870
	MULTI-UTILITIES --	0.77%
	DTE Energy Co.			8,000		320,880
	Sempra Energy			2,875		152,778
						473,658

			TOTAL UTILITIES --	6.54%		4,026,138

			TOTAL COMMON STOCK --	97.47%
				(Cost $63,515,662)		60,024,556
	MONEY MARKET FUND
	SM&R Money Market Fund, 0.00% (a)			1,351,395		1,351,395

			TOTAL MONEY MARKET FUND --	2.19%
				(Cost $1,351,395)		1,351,395

			TOTAL INVESTMENTS --	99.66%
				(Cost $64,867,057)		61,375,951

			CASH AND OTHER ASSETS, LESS LIABILITIES --	0.34%		209,182

			NET ASSETS --	100.00%		$ 61,585,133

	* - Non-income producing securities

	ABBREVIATIONS
	ADR - American Depositary Receipt

	Note to Schedule of Investments
(a) The rate quoted is the annualized seven-day yield of the fund at November 30, 2009. A complete listing of the fund's holdings are included in these financial statements. This fund and the SM&R Equity Income Fund are affiliated by having the same investment adviser.

	(b) Non-voting shares

	See notes to quarterly schedule of portfolio holdings.

SM&R BALANCED FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

	SCHEDULE OF INVESTMENTS			November 30, 2009		(Unaudited)
	SM&R BALANCED FUND

	COMMON STOCKS			Shares		Value

	CONSUMER DISCRETIONARY --
	HOTELS, RESTAURANTS & LEISURE --	1.28%
	McDonald's Corp.			2,500		$ 158,125
	Starwood Hotels & Resorts Worldwide, Inc.			3,000		96,060
	Wyndham Worldwide Corp.			1,020		18,941
						273,126
	HOUSEHOLD DURABLES --	0.26%
	Newell Rubbermaid Inc.			3,800		55,138

MEDIA --		1.25%
	CBS Corp. (Class B)			2,000		25,620
	Viacom Inc. (Class B) *			2,000		59,280
	Walt Disney Co. (The)			6,000		181,320
						266,220
	MULTILINE RETAIL --	1.45%
	J.C. Penney Co., Inc.			4,025		115,678
Target Corp.				4,150		193,224
						308,902
	SPECIALTY RETAIL --	2.57%
	Best Buy Co., Inc.			3,000		128,490
	Foot Locker, Inc.			4,800		45,552
	Limited Brands, Inc.			7,600		126,084
	Lowe's Companies, Inc.			5,800		126,498
	TJX Companies, Inc. (The)			3,200		122,816
						549,440

			TOTAL CONSUMER DISCRETIONARY --	6.81%		1,452,826
	CONSUMER STAPLES --
	BEVERAGES --	1.75%
	Coca-Cola Co. (The)			3,500		200,200
	PepsiCo, Inc.			2,800		174,216
						374,416
	FOOD PRODUCTS --	1.47%
	ConAgra Foods, Inc.			2,050		45,490
	H.J. Heinz Co.			2,825		119,921
	Kraft Foods Inc. (Class A)			2,900		77,082
	McCormick & Co., Inc. (c)			2,000		71,360
						313,853
	FOOD & STAPLES RETAILING --	1.46%
	CVS Caremark Corp.			3,000		93,030
	Wal-Mart Stores, Inc.			4,000		218,200
						311,230
	HOUSEHOLD PRODUCTS --	2.63%
	Colgate-Palmolive Co.			1,475		124,180
	Kimberly-Clark Corp.			2,200		145,134
	Procter & Gamble Co. (The)			4,700		293,045
						562,359
	PERSONAL PRODUCTS --	0.73%
	Alberto-Culver Co.			1,800		50,670
	Avon Products, Inc.			3,050		104,463
						155,133
	TOBACCO --	0.69%
Lorillard, Inc.				625		48,694
	Philip Morris International Inc.			2,050		98,584
						147,278

			TOTAL CONSUMER STAPLES --	8.73%		1,864,269

	ENERGY --
	ENERGY EQUIPMENT & SERVICES --	1.78%
	Baker Hughes Inc.			1,825		74,351
	Schlumberger Ltd.			2,200		140,558
	Transocean Ltd. *			900		76,851
	Weatherford International Ltd. *			5,200		86,840
						378,600

	OIL, GAS & CONSUMABLE FUELS --	7.40%
	Anadarko Petroleum Corp.			4,000		238,120
	BP PLC ADR			3,500		200,130
	Chevron Corp.			3,051		238,100
	Exxon Mobil Corp.			9,000		675,630
	Royal Dutch Shell PLC, ADR			3,000		179,280
	Spectra Energy Corp.			2,525		49,010
						1,580,270

			TOTAL ENERGY --	9.18%		1,958,870
	FINANCIALS --
	CAPITAL MARKETS --	3.01%
	Bank of New York Mellon Corp.			4,350		115,884
	Charles Schwab Corp. (The)			5,600		102,648
	Goldman Sachs Group, Inc. (The)			1,150		195,109
	Morgan Stanley			5,000		157,900
	State Street Corp.			1,700		70,210
						641,751
	COMMERCIAL BANKS --	1.99%
	PNC Financial Services Group, Inc.			3,000		171,030
	U.S. Bancorp			5,000		120,650
	Wells Fargo & Co.			4,716		132,237
						423,917
	CONSUMER FINANCE --	0.56%
	Discover Financial Services			3,000		46,380
	NYSE Euronext			2,925		73,944
						120,324
	DIVERSIFIED FINANCIAL SERVICES --	2.31%
	Bank of America Corp.			10,000		158,500
	Citigroup Inc.			14,500		59,595
	JPMorgan Chase & Co.			6,500		276,185
						494,280
	INSURANCE --	3.27%
	Allstate Corp. (The)			2,300		65,343
	Aspen Insurance Holdings Ltd.			4,125		106,879
	Hartford Financial Services Group, Inc. (The)			1,375		33,632
	Principal Financial Group, Inc.			3,850		97,752
	Prudential Financial, Inc.			3,000		149,550
	RenaissanceRe Holdings Ltd.			1,700		90,576
	Travelers Companies, Inc. (The)			2,950		154,550
						698,282
	REAL ESTATE INVESTMENT TRUSTS --	0.11%
	Host Hotels & Resorts Inc.			2,265		23,828

			TOTAL FINANCIALS --	11.25%		2,402,382
	HEALTH CARE --
	BIOTECHNOLOGY --	1.64%
Amgen Inc. *				1,300		73,255
	Celgene Corp. *			2,575		142,784
	Genzyme Corp. *			1,300		65,910
	Gilead Sciences, Inc. *			1,500		69,075
						351,024
	HEALTH CARE PROVIDERS & SERVICES --	1.10%
	DaVita, Inc. *			925		54,797
	Patterson Companies Inc. *			1,500		38,565
	UnitedHealth Group Inc.			2,050		58,774
	WellPoint Inc. *			1,550		83,746
						235,882
	HEALTH EQUIPMENT & SUPPLIES --	0.60%
	Covidien PLC			900		42,138
	Hologic, Inc. *			1,750		25,322
	Varian Medical Systems, Inc. *			1,300		60,762
						128,222
	LIFE SCIENCES TOOLS & SERVICES --	0.34%
	Thermo Fisher Scientific, Inc. *			1,525		72,026

	PHARMACEUTICALS --	5.93%
	Abbott Laboratories			2,500		136,225
	Cephalon, Inc. *			1,675		92,041
	Eli Lilly & Co.			3,850		141,411
	Endo Pharmaceuticals Holdings Inc. *			1,750		38,553
	Johnson & Johnson			5,000		314,200
	Merck & Co. Inc.			5,300		191,913
Pfizer Inc.				19,334		351,299
						1,265,642

			TOTAL HEALTH CARE --	9.61%		2,052,796

	INDUSTRIALS --
	AEROSPACE & DEFENSE --	2.77%
	Boeing Co. (The)			2,075		108,751
	General Dynamics Corp.			1,300		85,670
	Goodrich Corp.			1,700		100,878
	L-3 Communications Holdings, Inc.			900		70,533
	Northrop Grumman Corp.			1,200		65,760
	Rockwell Collins, Inc.			1,225		65,488
	United Technologies Corp.			1,400		94,136
						591,216
	AIR FREIGHT & LOGISTICS --	0.82%
FedEx Corp.				875		73,894
	United Parcel Service, Inc. (Class B)			1,775		102,009
						175,903
	COMMERCIAL SERVICES & SUPPLIES --	0.19%
	Pitney Bowes Inc.			1,725		39,744

	INDUSTRIAL CONGLOMERATES --	2.33%
3M Co.				1,925		149,072
	General Electric Co.			19,750		316,395
	Tyco International Ltd.			900		32,283
						497,750
	MACHINERY --	1.50%
	Barnes Group Inc.			2,000		31,020
	Caterpillar Inc.			1,100		64,229
	Danaher Corp.			1,000		70,920
	Illinois Tool Works Inc.			1,800		87,552
	Ingersoll-Rand Co. Ltd (Class A)			1,900		67,203
						320,924
MARINE --		0.10%
	Seaspan Corp.			2,250		20,475

	ROAD & RAIL --	0.44%
	Burlington Northern Santa Fe Corp.			950		93,385

			TOTAL INDUSTRIALS --	8.15%		1,739,397
	INFORMATION TECHNOLOGY --
	COMMUNICATIONS EQUIPMENT --	3.45%
	Arris Group Inc. *			6,500		64,935
	Cisco Systems, Inc. *			10,225		239,265
Harris Corp.				2,300		100,970
	Motorola, Inc.			6,200		49,662
Nokia ADR				6,500		86,190
	QUALCOMM Inc.			3,000		135,000
	Research In Motion Ltd. *			1,050		60,785
						736,807
	COMPUTERS & PERIPHERALS --	4.35%
Apple Inc. *				1,500		299,865
EMC Corp. *				6,000		100,980
	Hewlett-Packard Co.			4,500		220,770
	International Business Machines Corp.			2,425		306,399
						928,014
	ELECTRONIC EQUIPMENT & INSTRUMENTS --	0.53%
	Agilent Technologies, Inc. *			2,000		57,840
	Tyco Electronics Ltd.			2,400		55,704
						113,544
	INFORMATION TECHNOLOGY SERVICES --	0.45%
	Amdocs Ltd. *			1,550		40,966
	Global Payments Inc.			1,075		55,104
						96,070
	INTERNET SOFTWARE & SERVICES --	0.21%
	Akamai Technologies, Inc. *			1,900		45,600

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --	1.65%
Intel Corp.				11,000		211,200
	Linear Technology Corp.			2,000		53,940
	Texas Instruments Inc.			3,400		85,986
						351,126
	SOFTWARE --	3.29%
	Electronic Arts Inc. *			1,500		25,335
	Microsoft Corp.			17,000		499,970
Oracle Corp.				8,000		176,640
						701,945

			TOTAL INFORMATION TECHNOLOGY --	13.93%		2,973,106

	MATERIALS --
	CHEMICALS --	1.70%
	E. I. du Pont de Nemours and Co.			1,550		53,599
	International Flavors & Fragrances Inc.			900		36,648
	Monsanto Co.			875		70,656
	PPG Industries, Inc.			900		53,487
Praxair, Inc.				675		55,370
	Sensient Technologies Corp.			3,700		93,758
						363,518
	METALS & MINING --	0.18%
Nucor Corp.				700		29,687
	United States Steel Corp.			200		8,932
						38,619
	PAPER & FOREST PRODUCTS --	0.13%
	MeadWestvaco Corp.			1,000		27,370

			TOTAL MATERIALS --	2.01%		429,507
	TELECOMMUNICATION SERVICES --
	DIVERSIFIED TELECOMMUNICATION SERVICES --	2.56%
AT&T Inc.				11,325		305,096
	Verizon Communications Inc.			5,450		171,457
	Windstream Corp.			7,100		70,432
						546,985
	WIRELESS TELECOMMUNICATION SERVICES --	0.43%
	American Tower Corp. (Class A) *			1,250		51,150
	Rogers Communications, Inc.			1,300		39,338
						90,488

			TOTAL TELECOMMUNICATION SERVICES --	2.99%		637,473
	UTILITIES --
	ELECTRIC UTILITIES --	2.01%
	Allegheny Energy, Inc.			1,600		35,168
	Ameren Corp.			3,000		77,970
	CenterPoint Energy, Inc.			2,000		26,540
	Duke Energy Corp.			2,000		33,360
Exelon Corp.				1,400		67,452
	FPL Group, Inc.			1,100		57,167
	NRG Energy, Inc. *			1,250		29,925
PPL Corp.				925		28,231
	Southern Co.			2,300		73,807
						429,620
	INDEPENDENT POWER PRODUCERS & ENERGY TRADERS --	0.45%
	Constellation Energy Group Inc.			3,000		95,460

	MULTI-UTILITIES --	0.17%
	Sempra Energy			675		35,869

			TOTAL UTILITIES --	2.63%		560,949

			TOTAL COMMON STOCK --	75.29%
				(Cost $16,467,098)		16,071,575

				Face
				Amount
	U S GOVERNMENT AGENCY SECURITIES --

	U S GOVERNMENT AGENCY SECURITIES --	0.01%
	Federal Home Loan Mortgage Corp., Pool #284839, 8.50%, 01/01/17			$ 2,375		$ 2,611

			TOTAL U S GOVERNMENT AGENCY SECURITIES --	0.01%
				(Cost $2,354)		2,611
	CORPORATE BONDS

	CONSUMER DISCRETIONARY --
	DIVERSIFIED CONSUMER SERVICES --	2.12%
	Hertz Corp., 7.40%, 03/01/11			455,000		452,725

			TOTAL CONSUMER DISCRETIONARY --	2.12%		452,725
	FINANCIALS --
	CAPITAL MARKETS --	5.06%
	Ameriprise Financial, Inc., 5.65%, 11/15/15			500,000		546,974
	Goldman Sachs Group Inc. (The), 5.30%, 02/14/12			500,000		533,102
						1,080,076
	DIVERSIFIED FINANCIAL SERVICES --	1.64%
	General Electric Capital Corp., 3.75%, 12/15/09 (b)			350,000		350,351

	INSURANCE --	2.38%
	Mony Group Inc. (The), 8.35%, 03/15/10 (b)			500,000		509,138

	THRIFTS & MORTGAGE FINANCE --	1.12%
	Washington Mutual, Inc., 4.20%, 01/15/10 (b)			250,000		238,750

			TOTAL FINANCIALS --	10.20%		2,178,315
	INDUSTRIALS --
	ELECTRICAL EQUIPMENT --	2.57%
	Emerson Electric Co., 5.25%, 10/15/18			500,000		548,201

			TOTAL INDUSTRIALS --	2.57%		548,201
	MATERIALS --
	CONSTRUCTION MATERIALS --
	Vulcan Materials, 6.40%, 11/30/17	2.47%		500,000		527,131

			TOTAL MATERIALS --	2.47%		527,131

			TOTAL CORPORATE BONDS --	17.36%
				(Cost $3,507,679)		3,706,372

	MONEY MARKET FUND			Shares
	SM&R Money Market Fund, 0.00% (a)			1,490,785		$ 1,490,785

			TOTAL MONEY MARKET FUND --	6.99%
				(Cost $1,490,785)		1,490,785

			TOTAL INVESTMENTS --	99.65%
				(Cost $21,467,916)		21,271,343

			CASH AND OTHER ASSETS, LESS LIABILITIES --	0.35%		75,522

			NET ASSETS --	100.00%		$ 21,346,865

	* - Non-income producing securities

	ABBREVIATIONS
	ADR - American Depositary Receipt

	Notes to Schedule of Investments
(a) The rate quoted is the annualized seven-day yield of the fund at November 30, 2009. A complete listing of the fund's holdings are included in these financial statements. This fund and the SM&R Balanced Fund are affiliated by having the same investment adviser.

	(b) Long term obligations that will mature in less than one year.

	(c) Non-voting shares

	See notes to quarterly schedule of portfolio holdings.

SM&R GOVERNMENT BOND FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

	SCHEDULE OF INVESTMENTS		###########		(Unaudited)
	SM&R GOVERNMENT BOND FUND

				Interest/
			Maturity	Stated	Face	Value
	CORPORATE BONDS		Date	Rate (%)	Amount

	MATERIALS --
	METALS & MINING --	3.17%
	Carpenter Technology Corp.		05/15/13	6.625	$ 1,000,000	$ 1,037,238

			TOTAL MATERIALS --	3.17%		1,037,238

			TOTAL CORPORATE BONDS --	3.17%
				(Cost $999,756)		1,037,238

	U S GOVERNMENT AGENCY AND U S GOVERNMENT SECURITIES

	U S GOVERNMENT AGENCY SECURITIES --	23.10%
	Federal Home Loan Mortgage Corp.		11/15/13	4.875	1,000,000	1,116,438
	Federal National Mortgage Assoc. (b)		02/15/10	3.875	1,100,000	1,108,256
	Federal National Mortgage Assoc.		12/15/10	4.750	1,900,000	1,984,977
	Federal National Mortgage Assoc.		02/01/11	6.250	1,850,000	1,954,433
	Federal National Mortgage Assoc.		03/15/11	5.500	1,300,000	1,383,489
	Private Export Funding Corp. (b)		01/15/10	7.200	15,000	15,127
						7,562,720
	U S GOVERNMENT SECURITIES --	44.65%
	U S Treasury Bond		05/15/16	7.250	800,000	1,024,187
	U S Treasury Bond		05/15/17	8.750	2,375,000	3,321,290
	U S Treasury Note		08/31/11	4.625	1,500,000	1,607,520
	U S Treasury Note		10/31/11	4.625	2,500,000	2,691,797
	U S Treasury Note		11/15/12	4.000	2,000,000	2,172,032
	U S Treasury Note		05/15/14	4.750	1,319,000	1,489,851
	U S Treasury Note		02/15/15	4.000	600,000	657,469
	U S Treasury Note		05/15/15	4.125	1,500,000	1,651,875
						14,616,021
			TOTAL U S GOVERNMENT AGENCY AND U S GOVERNMENT SECURITIES --	67.75%
				(Cost $20,606,837)		22,178,741
	COMMERCIAL PAPER

	FINANCIALS --
	DIVERSIFIED FINANCIAL SERVICES --	5.80%
	JPMorgan Chase & Co.		12/18/09	0.150	1,000,000	999,929
	Nordea North America Inc.		12/18/09	0.170	900,000	899,928
						1,899,857

			TOTAL FINANCIALS --	5.80%		1,899,857
	INDUSTRIALS --
	ELECTRICAL EQUIPMENT --	3.97%
	Sharp Electronics Corp.		12/4/2009	0.150	1,300,000	1,299,984

			TOTAL INDUSTRIALS --	3.97%		1,299,984

			TOTAL COMMERCIAL PAPER --	9.77%
				(Cost $3,199,841)		3,199,841
	U S GOVERNMENT AGENCY
	SHORT-TERM OBLIGATIONS

	U S GOVERNMENT AGENCY SECURITIES --	18.33%
	Federal Home Loan Bank		12/09/09	0.060	3,000,000	2,999,960
	Federal National Mortgage Assoc.		12/01/09	0.090	3,000,000	3,000,000
						5,999,960
			TOTAL U S GOVERNMENT SHORT TERM OBLIGATIONS --	18.33%
				(Cost $5,999,960)		5,999,960
					Shares
	MONEY MARKET FUND
	SM&R Money Market Fund, 0.00% (a)				222,121	$ 222,121

			TOTAL MONEY MARKET FUND --	0.68%
				(Cost $222,121)		222,121

			TOTAL INVESTMENTS --	99.70%
				(Cost $31,028,515)		32,637,901

			CASH AND OTHER ASSETS, LESS LIABILITIES --	0.30%		99,928

			NET ASSETS --	100.00%		$ 32,737,829

	Notes to Schedule of Investments:
(a) The rate quoted is the annualized seven-day yield of the fund at November 30, 2009. A complete listing of the fund's holdings are included in these financial statements. This fund and the SM&R Government Bond Fund are affiliated by having the same investment adviser.

	(b) Long Term obligations that will mature in less than one year.

	See notes to quarterly schedule of portfolio holdings.

SM&R TAX FREE FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

	SCHEDULE OF INVESTMENTS		###########		(Unaudited)
	SM&R TAX FREE FUND
				Interest/
			Maturity	Stated	Face	Value
	MUNICIPAL BONDS		Date	Rate (%)	Amount
Rating (a)

	ALABAMA --	1.31%
WR/NR	Alabama Drinking Water Financing Authority, Revolving Fund Loan - Revenue Bonds, Series A		08/15/16	4.000	$ 180,000	$ 187,007

	CALIFORNIA --	0.14%
Baa1/A	California State - General Obligation Bonds Unlimited		06/01/11	5.250	20,000	20,410

	FLORIDA --	5.75%
A3/NR	Miami - Dade County, Florida Expressway Authority Toll System - Revenue Bonds, Prerefunded to 07/01/2010 (b)		07/01/29	6.375	400,000	417,868
A2/A	Miami - Dade County, Florida Solid Waste System - Revenue Bonds		10/01/18	4.750	400,000	402,352
						820,220

	HAWAII --	1.98%
Aa2/AA	Honolulu, Hawaii City & County - General Obligation Bonds Unlimited		07/01/13	5.000	250,000	282,022

	ILLINOIS --	2.68%
A1/NR	Rockford, Illinois - General Obligation Bonds Unlimited		12/15/18	4.500	180,000	180,148
A2/A+	State of Illinois - General Obligation Bonds Unlimited		03/01/19	5.000	200,000	202,612
						382,760
	INDIANA --	4.28%
WR/AA+	Aurora, Indiana Building Corp. - Revenue Bonds		07/15/13	4.500	405,000	447,995
Baa1/A	South Bend, Indiana Building Corp. - Revenue Bonds		02/01/13	4.500	150,000	161,736
						609,731

	LOUISIANA --	3.42%
WR/A	Monroe, Louisiana Sales and Use Tax - Revenue Bonds		07/01/16	4.000	200,000	205,952
Baa1/A	New Orleans, Louisiana Sewer Service - Revenue Bonds		06/01/18	5.000	300,000	281,766
						487,718

	MISSISSIPPI --	3.75%
NR/NR	Greenville Mississippi Public School District - General Obligation Bonds Unlimited		12/15/11	3.250	205,000	213,514
Aa3/AAA	Mississippi Development Bank Special Obligation Clinton Recreational Facilities & Municipal Building - Revenue Bonds (f)		11/01/10	4.500	310,000	321,036
						534,550
	NEW YORK --	4.36%
Aa3/AA	New York State Tollway Authority Highway & Bridge - Revenue Bonds, Series B (b) (f)		04/01/10	3.850	200,000	202,226
Aa2/AAA	Triborough Bridge & Tunnel Authority, New York - Revenue Bonds, General Purpose, Prerefunded, Series B to 01/01/2022 (b)		01/01/27	5.200	350,000	420,088
						622,314

	NORTH CAROLINA --	1.57%
Aaa/AAA	North Carolina State - General Obligation Bonds Unlimited		03/01/15	4.000	200,000	224,388

	OHIO --	2.39%
Aa2/AA	Ohio State Department of Administrative Services - Certificate Participation		09/01/15	5.250	300,000	340,884

	TEXAS --	27.34%
WR/AA	Aransas County, Texas Correctional Facility Improvements - General Obligation Bonds Limited		02/15/13	3.875	250,000	267,535
A1/AA-	Austin, Texas Community College District - Revenue Bonds (b) (f)		02/01/10	4.000	100,000	100,538
Aaa/AAA	Austin, Texas Independent School District - General Obligation Bonds Unlimited, Series A		08/01/12	3.750	150,000	161,398
Aa3/AAA	College Station, Texas Utility Systems - Revenue Bonds		02/01/13	4.125	200,000	211,642
Aa3/AAA	College Station, Texas Utility Systems - Revenue Bonds		02/01/14	4.250	65,000	68,470
Aa3/AA	El Paso, Texas Public Improvement - General Obligation Bonds Limited		08/15/17	4.000	270,000	280,786
Aa2/NR	Galveston County, Texas Public Improvements - General Obligation Bonds Unlimited (b) (f)		02/01/10	4.300	25,000	25,147
Aa2/NR	Galveston County, Texas Public Improvements - General Obligation Bonds Limited		02/01/11	4.375	125,000	130,227
A1/AA-	Jefferson County, Texas - Public Improvement Certificates of Obligation, Series B		08/01/16	4.125	255,000	266,725
Aa3/AA	League City, Texas Public Improvements - General Obligation Bonds Limited		02/15/13	4.750	100,000	107,480
Aa2/AA	Lubbock County, Texas - General Obligation Bonds Limited		02/15/17	5.500	250,000	284,578
Aa3/AA+	Lubbock, Texas Municipal Drainage Utility - General Obligation Bonds Limited		02/15/14	4.000	250,000	262,935
Aaa/AAA	Mission, Texas Consolidated Independent School District - General Obligation Bonds Unlimited		02/15/18	4.500	200,000	200,290
Aa3/AA	Montgomery County, Texas Public Improvements - General Obligation Bonds Limited		03/01/12	4.000	250,000	266,935
Aa3/AAA	Rockwall, Texas Waterworks & Sewer - General Obligation Bonds Limited		08/01/11	3.700	115,000	120,630

A2/A+	San Antonio, Texas River Authority Sewer Refunding and Improvement - Martinez Salatrillo, Revenue Bonds		07/01/12	3.750	100,000	105,581
Aaa/NR	Tarrant County Health Facilities Development Corp. - Health System Revenue Bonds, (Harris Methodist Health System), Series 1994 (c)		09/01/14	6.000	200,000	229,122
Aa1/AA+	Texas A&M University Revenue and Financing System - Revenue Refunding Bonds, Series A		05/15/17	5.000	250,000	269,548
Aaa/AAA	University of Texas Permanent University Fund - Revenue Bonds, Prerefunded, Series A To 07/01/2011 (b)		07/01/13	6.250	45,000	49,060
Aaa/AAA	University of Texas Permanent University Fund - Revenue Bonds, Prerefunded, Series A To 01/01/2013 (b)		07/01/13	6.250	55,000	61,347
Aaa/AAA	University of Texas Permanent University Fund - Revenue Bonds, Prerefunded, Series A To 01/01/2013 (b)		07/01/13	6.250	55,000	63,863
Aa3/AA	Waco, Texas - General Obligation Bonds Limited		02/01/16	4.000	250,000	258,208
NR /AAA	Wylie, Texas Independent School District - General Obligation Bonds Unlimited		08/15/12	4.375	100,000	105,894
						3,897,939

	UTAH --	0.04%
Aa2/AA	Utah State Housing Financial Agency - Single Family Revenue Bonds (d)		07/01/21	6.000	5,000	5,123

	WASHINGTON --	4.95%
Aa2/AA-	Seattle, Washington Municipal Light & Power - Revenue Bonds, Series B		06/01/24	5.000	100,000	100,006
Aa1/AA+	State of Washington - General Obligation Bonds Unlimited, Series B		05/01/18	5.500	300,000	340,668
Aa2/NR	Tumwater, Washington Office Building - Revenue Bonds		07/01/15	5.250	240,000	264,701
						705,375

			TOTAL MUNICIPAL BONDS --	63.96%
				(Cost $8,613,678)		9,120,441

	U S GOVERNMENT AGENCY
	SHORT-TERM OBLIGATIONS

U S GOVERNMENT AGENCY SECURITIES --		14.02%
	Federal Home Loan Bank		12/07/09	0.050	2,000,000	1,999,983

			TOTAL U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS --	14.02%
				(Cost $1,999,983)		1,999,983
COMMERCIAL PAPER

FINANCIALS --
DIVERSIFIED FINANCIAL SERVICES --		7.80%
JPMorgan Chase & Co.			12/17/09	0.150	712,000	711,953
Nordea North America Inc.			12/10/09	0.180	400,000	399,982
						1,111,935

			TOTAL FINANCIALS --	7.80%		1,111,935
	INDUSTRIALS --
	ELECTRICAL EQUIPMENT --	4.96%
	Sharp Electronics Corp.		12/04/09	0.150	708,000	707,991

	INDUSTRIAL COMGLOMERATES --	4.99%
	General Electric Co.		12/30/09	0.120	712,000	711,931

			TOTAL INDUSTRIALS --	9.95%		1,419,922

			TOTAL COMMERCIAL PAPER --	17.75%
				(Cost $2,531,857)		2,531,857

					Shares
	MONEY MARKET FUND
	SM&R Money Market Fund, 0.00% (e)				508,588	508,588

			TOTAL MONEY MARKET FUND --	3.57%
				(Cost $508,588)		508,588

			TOTAL INVESTMENTS --	99.30%
				(Cost $13,654,106)		14,160,869

			CASH AND OTHER ASSETS, LESS LIABILITIES --	0.70%		99,312

			TOTAL NET ASSETS --	100.00%		$ 14,260,181

	Notes to Schedule of Investments:
(a) Ratings assigned by Moody's Investor's Service, Inc. ("Moody's") and Standard & Poor's Corp. ("S&P"). Ratings are unaudited.

(b) Collateral for these prerefunded bonds are U.S. Government or U.S. Treasury or state or local government securities.

(c) Issuer has defeased these bonds. Collateral for such defeasance is U.S. Government obligations.

	(d) Security subject to the alternative minimum tax.

(e) The rate quoted is the annualized seven-day yield of the fund at November 30, 2009. A complete listing of the fund's holdings are included in these financial statements. This fund and the SM&R Tax Free Fund are affiliated by having the same investment adviser.

(f) Long Term obligations that will mature in less than one year.

	See notes to quarterly schedule of portfolio holdings.

SM&R PRIMARY FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

	SCHEDULE OF INVESTMENTS		###########		(Unaudited)
	SM&R PRIMARY FUND

	COMMON STOCKS				Shares	Value

	INDUSTRIALS --
	BUILDING PRODUCTS --	0.02%
	Armstrong World Industries, Inc. *				110	$ 4,557

			TOTAL INDUSTRIALS --	0.02%		4,557

			TOTAL COMMON STOCK --	0.02%		4,557
				(Cost $0)

				Interest/
			Maturity	Stated	Face
	U S GOVERNMENT AGENCY AND U S GOVERNMENT SECURITIES		Date	Rate (%)	Amount

	U S GOVERNMENT SECURITIES --	4.60%
	U S Treasury Bond		02/15/29	5.250	$ 1,000,000	$ 1,157,188

			TOTAL U S GOVERNMENT AGENCY AND U S GOVERNMENT SECURITIES --	4.60%
				(Cost $900,455)		1,157,188
	COMMERCIAL PAPER

	CONSUMER DISCRETIONARY --
	AUTOMOBILES --	3.95%
	Harley-Davidson Funding Corp.		12/11/09	0.300	993,000	992,917

	HOUSEHOLD DURABLES --	4.26%
	Stanley Works (The)		12/01/09	0.200	1,070,000	1,070,000

MEDIA --		4.77%
	Time Warner Inc.		12/08/09	0.350	1,198,000	1,197,918

			TOTAL CONSUMER DISCRETIONARY --	12.98%		3,260,835
	CONSUMER STAPLES --
	BEVERAGES --	4.61%
	Brown-Forman Corp.		12/04/09	0.150	1,159,000	1,158,986

	FOOD PRODUCTS --	8.25%
	Kraft Foods Inc.		12/15/09	0.440	1,024,000	1,023,825
	McCormick & Co., Inc.		12/14/09	0.230	1,049,000	1,048,913
						2,072,738

			TOTAL CONSUMER STAPLES --	12.86%		3,231,724
	ENERGY --
	OIL, GAS & CONSUMABLE FUELS --	11.83%
	Devon Energy Corp.		12/29/09	0.200	1,024,000	1,023,841
FMC Technologies, Inc.			12/03/09	0.350	962,000	961,981
	XTO Energy, Inc.		12/28/09	0.250	985,000	984,815
						2,970,637

			TOTAL ENERGY --	11.83%		2,970,637
FINANCIALS --
	CAPITAL MARKETS --	9.46%
CIGNA Corp.			12/09/09	0.300	1,173,000	1,172,922
Nationwide Health Properties, Inc.			12/10/09	0.250	1,203,000	1,202,925
						2,375,847

	CONSUMER FINANCE --	4.98%
	South Carolina Fuel Company Inc.		12/21/09	0.270	1,252,000	1,251,812

	DIVERSIFIED FINANCIAL SERVICES --	4.35%
	Nordea North America Inc.		12/18/09	0.170	1,094,000	1,093,912

	INSURANCE --	8.70%
	ING America Insurance Holdings		12/16/09	0.700	1,176,000	1,175,657
Prudential Financial, Inc.			12/31/09	0.353	1,009,000	1,008,706
						2,184,363

			TOTAL FINANCIALS --	27.49%		6,905,934
	HEALTH CARE --
HEALTH CARE PROVIDERS & SERVICES --		4.15%
WellPoint Inc.			01/15/10	0.380	1,043,000	1,042,504

			TOTAL HEALTH CARE --	4.15%		1,042,504
	INDUSTRIALS --
	AIR FRIEGHT & LOGISTICS --	4.66%
NetJets Inc.			12/22/09	0.100	1,171,000	1,170,932

	CONSTRUCTION & ENGINEERING --	4.36%
Eaton Corp.			12/30/09	0.300	1,096,000	1,095,735

	MACHINERY --	4.22%
	Harsco Corp.		12/17/09	0.250	1,059,000	1,058,882

			TOTAL INDUSTRIALS --	13.24%		3,325,549
	MATERIALS --
	PAPER & FOREST PRODUCTS --	4.45%
	Avery Dennison Corp.		12/02/09	0.270	1,118,000	1,117,992

			TOTAL MATERIALS --	4.45%		1,117,992
	UTILITIES --
	ELECTRIC UTILITIES --	8.35%
	Duke Energy Corp.		12/07/09	0.270	997,000	996,955
	IDACORP, Inc.		01/04/10	0.400	1,100,000	1,099,584
						2,096,539

			TOTAL UTILITIES --	8.35%		2,096,539

			TOTAL COMMERCIAL PAPER --	95.35%
				(Cost $23,951,714)		23,951,714

			TOTAL INVESTMENTS --	99.97%
				(Cost $24,852,169)		25,113,459

			CASH AND OTHER ASSETS, LESS LIABILITIES --	0.03%		6,552

			TOTAL NET ASSETS --	100.00%		$ 25,120,011

* - Non-income producing securities

	See notes to quarterly schedule of portfolio holdings.

SM&R MONEY MARKET FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

	SCHEDULE OF INVESTMENTS		###########		(Unaudited)
	SM&R MONEY MARKET FUND

				Interest/
			Maturity	Stated	Face	Value
	COMMERCIAL PAPER		Date	Rate (%)	Amount

	FINANCIALS --
	CONSUMER FINANCE --	7.18%
	American Honda Finance Corp.		12/22/09	0.140	$ 2,531,000	$ 2,530,793
	Paccar Financial Corp.		01/21/10	0.170	1,356,000	1,355,674
						3,886,467
	DIVERSIFIED FINANCIAL SERVICES --	5.89%
	JPMorgan Chase & Co.		01/19/10	0.160	1,062,000	1,061,769
	Nordea North America Inc.		12/03/09	0.160	2,122,000	2,121,981
						3,183,750

				TOTAL FINANCIALS --	13.07%	7,070,217
	INDUSTRIALS --
	INDUSTRIAL COMGLOMERATES --	3.87%
	General Electric Co.		12/01/09	0.130	2,095,000	2,095,000

				TOTAL INDUSTRIALS --	3.87%	2,095,000

				TOTAL COMMERCIAL PAPER --	16.94%
					(Cost $9,165,217)	9,165,217
	U S GOVERNMENT AGENCY
	SHORT-TERM OBLIGATIONS

	U S GOVERNMENT AGENCY SECURITIES --	83.09%
	Federal Farm Credit Bank		12/31/09	0.030	8,173,000	8,172,796
	Federal Home Loan Bank		12/02/09	0.060	1,719,000	1,718,997
	Federal Home Loan Bank		12/04/09	0.100	1,066,000	1,065,991
	Federal Home Loan Bank		12/07/09	0.050	1,858,000	1,857,985
	Federal Home Loan Bank		12/09/09	0.060	2,791,000	2,790,962
	Federal Home Loan Bank		12/11/09	0.030	5,990,000	5,989,950
	Federal Home Loan Bank		12/15/09	0.050	4,000,000	3,999,922
	Federal Home Loan Bank		12/16/09	0.065	7,163,000	7,162,806
	Federal Home Loan Bank		12/18/09	0.060	3,879,000	3,878,890
	Federal Home Loan Bank		01/08/10	0.060	2,442,000	2,441,845
	Federal Home Loan Bank		01/22/10	0.040	1,924,000	1,923,889
	Federal Home Loan Mortgage Corp.		12/14/09	0.070	1,115,000	1,114,972
	Federal Home Loan Mortgage Corp.		01/26/10	0.040	2,829,000	2,828,824
						44,947,829

				TOTAL U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS --	83.09%
					(Cost $44,947,829)	44,947,829

				TOTAL INVESTMENTS --	100.03%
					(Cost $54,113,046)	54,113,046

				LIABILITIES IN EXCESS OF OTHER ASSETS --	(0.03)%	(16,020)

				TOTAL NET ASSETS --	100.00%	$ 54,097,026

	See notes to quarterly schedule of portfolio holdings.

	SM&R INVESTMENTS, INC.
	NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
	November 30, 2009
	(Unaudited)

	NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

SM&R Investments, Inc. (the "Company"), is a diversified open-end management investment company registered as a series fund under the Investment Company Act of 1940, as amended. The Company is comprised of the SM&R Growth Fund ("Growth Fund"), SM&R Equity Income Fund ("Equity Income Fund"), SM&R Balanced Fund ("Balanced Fund"), SM&R Government Bond Fund ("Government Bond Fund"), SM&R Tax Free Fund ("Tax Free Fund"), SM&R Primary Fund ("Primary Fund") and SM&R Money Market Fund ("Money Market Fund"). The Government Bond Fund, Tax Free Fund, Primary Fund and Money Market Fund are collectively referred to as the "Fixed Income Funds", while the Growth Fund, Equity Income Fund and Balanced Fund are referred to as the "Equity Funds".

	Security Valuation:

Investments in securities listed on national exchanges are valued at the last sales price of the day, or if there were no sales, then at the last bid price. Other securities are valued based on market quotations or at fair value as determined by a pricing service approved by the Board of Directors. Prices provided by the pricing service represent valuations at bid prices or on a basis determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued as determined by the Board of Directors. Commercial paper and short-term obligations are stated at amortized cost, which is equivalent to value. Investments in the affiliated money market fund are valued at the net asset value per share.

	Security Transactions and Related Investment Income:

The Company records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Premiums and discounts on securities are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Company's understanding of the applicable country's tax rules and rates.

NOTE 2 - INVESTMENTS INTO AFFILIATED MONEY MARKET FUND

The Company has received an exemptive order issued by the Securities and Exchange Commission ("SEC") allowing the Company to sweep uninvested cash into the SM&R Money Market Fund. The SM&R Money Market Fund is one of the seven funds included in the Company and is therefore considered to be affiliated. The transactions in investments in the affiliated money market fund for the three months ended November 30, 2009, were:

Purchases						$ 15,220,865
Sales						$ 12,431,485

	NOTE 3 - COST, PURCHASES AND SALES OF INVESTMENT SECURITIES

Aggregate purchases and sales of investments in securities for the three months ended November 30, 2009, other than commercial paper, were as follows:

					Purchases	Sales
	Growth Fund				$ 1,483,099	$ 2,843,320
	Equity Income Fund				$ 1,820,369	$ 2,672,745
	Balanced Fund				$ 598,611	$ 935,689
	Government Bond Fund				$ -	$ 500,000
	Tax Free Fund				$ -	$ 211,000
	Primary Fund				$ -	$ -

Gross unrealized appreciation and depreciation as of November 30, 2009, based on the cost for federal income tax purposes is as follows:

						Net Appreciation
			Cost	Appreciation	Depreciation	(Depreciation)
	Growth Fund		$70,462,140	$ 11,675,630	$ 13,535,797	$ (1,860,167)
	Equity Income Fund		$64,867,057	$ 9,182,076	$ 12,673,182	$ (3,491,106)
	Balanced Fund		$21,467,916	$ 2,598,492	$ 2,795,065	$ (196,573)
	Government Bond Fund		$31,028,515	$ 1,609,386	$ -	$ 1,609,386
	Tax Free Fund		$13,654,106	$ 523,970	$ 17,207	$ 506,763
	Primary Fund		$24,852,169	$ 261,290	$ -	$ 261,290

	NOTE 4 - DISCLOSURE ABOUT FAIR VALUE OF ASSETS

Effective September 1, 2007, the Funds adopted Statement of Financial Accounting Standards (FAS) 157. FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP) and expands disclosures about fair value measurement. FAS 157 requires funds to classify their assets based on valuation method, using three levels. Level 1 securities are valued based on quoted prices in active markets that are unadjusted. Level 2 securities are valued based on external market ("significant observable") inputs, such as quoted prices for similar assets in active markets, quoted prices for identical or similar assets in non-active markets, or inputs derived from or corroborated by observable market data by correlation or other means. They reflect assumptions market participants would use in pricing based on market data obtained from independent sources. Level 3 securities are valued based on internal ("significant unobservable") inputs that are based on the funds own assumptions that market participants would use based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables present the valuation levels of the funds' securities as of November 30, 2009:

	Growth Fund

			Market Value	Level 1	Level 2	Level 3
	Holdings
	Common Stock: Consumer Discretionary		$3,378,484	$3,378,484	$0	$0
	Common Stock: Consumer Staples		5,191,745	5,191,745	0	0
	Common Stock: Energy		8,783,131	8,783,131	0	0
	Common Stock: Exchange Traded Funds		5,255,840	5,255,840	0	0
	Common Stock: Financials		7,446,985	7,446,985	0	0
	Common Stock: Healthcare		9,098,911	9,098,911	0	0
	Common Stock: Industrials		8,825,419	8,825,419	0	0
	Common Stock: Information Technology		13,977,397	13,977,397	0	0
	Common Stock: Materials		1,697,608	1,697,608	0	0
	Common Stock: Telecomm. Services		1,622,595	1,622,595	0	0
	Common Stock: Utilities		1,521,406	1,521,406	0	0
	Investments in Money Market		1,802,452	1,802,452	0	0

	Total Growth Fund		$68,601,973	$68,601,973	$0	$0

	Equity Income Fund

			Market Value	Level 1	Level 2	Level 3
	Holdings
	Common Stock: Consumer Discretionary		$4,351,363	$4,351,363	$0	$0
	Common Stock: Consumer Staples		8,789,273	8,789,273	0	0
	Common Stock: Energy		8,531,656	8,531,656	0	0
	Common Stock: Financials		12,849,817	12,849,817	0	0
	Common Stock: Healthcare		6,230,096	6,230,096	0	0
	Common Stock: Industrials		5,439,273	5,439,273	0	0
	Common Stock: Information Technology		4,859,835	4,859,835	0	0
	Common Stock: Materials		1,689,075	1,689,075	0	0
	Common Stock: Telecomm. Services		3,258,030	3,258,030	0	0
	Common Stock: Utilities		4,026,138	4,026,138	0	0
	Investments in Money Market		1,351,395	1,351,395	0	0

	Total Equity Income Fund		$61,375,951	$61,375,951	$0	$0

	Balanced Fund

			Market Value	Level 1	Level 2	Level 3
	Holdings
	Corporate Debt Securities		$3,706,372	$0	$3,706,372	$0
	Residential Mortgage Backed Securities		2,611	0	2,611	0
	Common Stock: Consumer Discretionary		1,452,826	1,452,826	0	0
	Common Stock: Consumer Staples		1,864,269	1,864,269	0	0
	Common Stock: Energy		1,958,870	1,958,870	0	0
	Common Stock: Financials		2,402,382	2,402,382	0	0
	Common Stock: Healthcare		2,052,796	2,052,796	0	0
	Common Stock: Industrials		1,739,397	1,739,397	0	0
	Common Stock: Information Technology		2,973,106	2,973,106	0	0
	Common Stock: Materials		429,507	429,507	0	0
	Common Stock: Telecomm. Services		637,473	637,473	0	0
	Common Stock: Utilities		560,949	560,949	0	0
	Investments in Money Market		1,490,785	1,490,785	0	0

	Total Balanced Fund		$21,271,343	$17,562,360	$3,708,983	$0

	Government Bond Fund

			Market Value	Level 1	Level 2	Level 3
	Holdings
	U.S. Treasury & other U.S. Gov't. corporations and agencies		$28,178,701	$0	$28,178,701	$0
	Corporate Debt Securities		1,037,238	0	1,037,238	0
	Commercial Paper		3,199,841	0	3,199,841	0
	Investments in Money Market		222,121	222,121	0	0

	Total Government Bond Fund		$32,637,901	$222,121	$32,415,780	$0

	Tax Free Fund

			Market Value	Level 1	Level 2	Level 3
	Holdings
	U.S. Treasury & other U.S. Gov't. corporations and agencies		$1,999,983	$0	$1,999,983	$0
	States of the U.S. and Political Subdivisions of the States		9,120,441	0	9,120,441	0
	Commercial Paper		2,531,857	0	2,531,857	0
	Investments in Money Market		508,588	508,588	0	0

	Total Tax Free Fund		$14,160,869	$508,588	$13,652,281	$0

	Primary Fund

			Market Value	Level 1	Level 2	Level 3
	Holdings
	U.S. Treasury & other U.S. Gov't. corporations and agencies		$1,157,188	$0	$1,157,188	$0
	Common Stock: Industrials		4,557	4,557	0	0
	Commercial Paper		23,951,714	0	23,951,714	0

	Total Primary Fund		$25,113,459	$4,557	$25,108,902	$0

	Money Market Fund

			Market Value	Level 1	Level 2	Level 3
	Holdings

	U.S. Gov corporations and agencies Short Term		$44,947,829	$0	$44,947,829	$0
	Commercial Paper		9,165,217	0	9,165,217	0
	Investments in Money Market		7,866,685	7,866,685	0	0

	Total Money Market Fund		$61,979,731	$7,866,685	$54,113,046	$0

Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

	NOTE 5 - SUBSEQUENT EVENTS

On December 23, 2009, the Board of Directors of SM&R Investments, Inc. approved a Plan of Liquidation for the SMR Primary Fund and SMR Tax Free Fund subject to the approval of the shareholders. The Plan provides for the liquidations of each of the Funds' assets and the distribution to shareholders of the cash proceeds of the liquidation after paying or providing for the payment of all debts and liabilities of the Funds.

Item 2. Controls and Procedures

(a) The principal executive officer and the principal financial officer have concluded that the Registrant's disclosure controls and procedures were sufficient to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There have been no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications of the principal executive officer and the principal financial officer as required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached.